Goodwill and intangible assets	6 Months Ended
Jun. 30, 2025
Intangible assets and goodwill [abstract]
Goodwill and intangible assets	Goodwill and intangible assetsThe Group performed an impairment review to assess the recoverability of its goodwill and intangible asset balances as at 31 December 2024. The outcome of this review is disclosed on pages 493-494 of the Barclays PLC Annual Report 2024. No impairment was recognised as a result of the review as value in use exceeded carrying amount. A review of the Group's goodwill and intangible assets as at 30 June 2025 did not identify any factors indicating impairment.